Touchstone Mid Cap Growth Fund (Prospectus Summary | Touchstone Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund's Investment Goals
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal to earn income as a secondary goal.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 60 and in the Fund's Statement of Additional Information (“SAI”) on page 75.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Mid Cap Growth Fund		Class A	Class B	Class C	Class Y	Institutional
Management Fees		0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	0.31%	1.00%	none	none
Other Expenses		0.41%	0.67%	0.41%	0.42%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.41%	1.73%	2.16%	1.17%	0.99%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses	[2]	1.41%	1.73%	2.16%	1.17%	0.99%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated March 31, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc., and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 2.18%, 1.18%, and 1.03%, for Classes A, B, C, Y, and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Investment Advisor' in the Fund's Statement of Additional Information for more information.

Example.

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	710	676	319	119	101
Expense Example, with Redemption, 3 Years	996	845	676	372	315
Expense Example, with Redemption, 5 Years	1,302	1,039	1,159	644	547
Expense Example, with Redemption, 10 Years	2,169	1,957	2,493	1,420	1,213

Assuming No Redemption
Expense Example, No Redemption Touchstone Mid Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	176	219
Expense Example, No Redemption, 3 Years	545	676
Expense Example, No Redemption, 5 Years	939	1,159
Expense Example, No Redemption, 10 Years	1,957	2,493

Portfolio Turnover.

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60-day prior notice to shareholders. A mid-cap company has a market capitalization $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap® Index (between $487 million and $30.3 billion as of June 28, 2013.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield” or “Sub-Advisor”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations, and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy and may focus on a particular market sector.

The Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

Growth Investing Risk:  Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.  Emerging growth companies typically have less ability to withstand any changes to their business prospects, may involve greater risk than is customarily associated with established companies, and may have heightened liquidity risk and exposure to price movement.

Management Risk: The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the Sub-Advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk:  A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.  You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's Prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell Midcap® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Mid Cap Growth Fund - Class A shares Total Returns as of December 31

BestQuarter: 2nd Quarter 2003 +20.30% WorstQuarter: 4th Quarter 2008 -26.51% The year to date return for the Fund's Class A shares as of June 30, 2013 is 12.05%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares and Class C shares began operations on October 3, 1994. Class B shares began operations on May 1, 2001. Class Y shares began operations on February 2, 2009. Institutional Class shares began operations on April 1, 2011.  The Class B, Class Y, and Institutional Class shares performance was calculated using the historical performance of the Class A shares for the periods prior to May 1, 2001, February 2, 2009 and April 1, 2011, respectively.  For the Class B shares, performance for this period has been restated to reflect the impact of Class B shares fees and expenses.  Annual returns would differ only to the extent that classes have different expenses.

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns Touchstone Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	12.90%	0.15%	8.52%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	11.74%	(0.32%)	7.65%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	9.77%	0.05%	7.34%
Class B	Class B Return Before Taxes	14.18%	0.65%	8.79%
Class C	Class C Return Before Taxes	17.91%	0.57%	8.60%
Class Y	Class Y Return Before Taxes	20.14%	1.58%	9.29%
Institutional	Institutional Class Return Before Taxes	20.29%	1.48%	9.24%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	15.81%	3.23%	10.32%